UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


     /s/ Ronald Sadoff        Milwaukee, Wisconsin    January 11, 2001
----------------------------  --------------------  --------------------
        (Signature)               (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               42

Form 13F Information Table Value Total:     $164,047,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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                                            RONALD SADOFF'S MAJOR TRENDS
                                                      FORM 13F
                                                  December 31, 2000


                           Title                                                               Voting Authority
                             of             Value     Shares   Sh/  Put/  Invstmt   Other
Name of Issuer             Class   CUSIP   (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared  None

ALASKA AIR GROUP INC.       COM  011659109     442     14,850   SH         Sole              14,850
AMERICAN EXPRESS CO.        COM  025816109  18,968    345,266   SH         Sole             345,266
AMERICAN INTL GROUP         COM  026874107   9,908    100,522   SH         Sole             100,522
APPLE COMPUTER              COM  037833100   3,167    212,880   SH         Sole             212,880
BEAR STEARNS COS INC.       COM  073902108     309      6,102   SH         Sole               6,102
BELLSOUTH CORP.             COM  079860102     218      5,336   SH         Sole               5,336
BIOGEN                      COM  090597105     496      8,250   SH         Sole               8,250
CITIGROUP                   COM  172967101  15,797    309,365   SH         Sole             309,365
DOW JONES                   COM  260561105   4,465     78,858   SH         Sole              78,858
EXXON CORP.                 COM  30231G102     413      4,756   SH         Sole               4,756
FANNIE MAE                  COM  313586109  18,635    214,815   SH         Sole             214,815
FISERV INC.                 COM  337738108     206      4,350   SH         Sole               4,350
FORD-NEW                    COM  345370860     304     12,961   SH         Sole              12,961
FREDDIE MAC                 COM  313400301  19,901    288,940   SH         Sole             288,940
GANNETT INC.                COM  364730101  11,821    187,450   SH         Sole             187,450
GENENTECH                   COM  368710406   1,880     23,070   SH         Sole              23,070
GENERAL MTRS CORP.          COM  370442105   3,911     76,772   SH         Sole              76,772
GOLDMAN SACHS               COM  38141G104     479      4,475   SH         Sole               4,475
GREAT ATLANTIC              COM  390064103     393     56,150   SH         Sole              56,150
INTERNATIONAL BUS MACH      COM  459200101   5,688     66,920   SH         Sole              66,920
KNIGHT RIDDER INC.          COM  499040103   2,833     49,805   SH         Sole              49,805
KROGER                      COM  501044101     775     28,650   SH         Sole              28,650
MANITOWOC INC.              COM  563571108     368     12,675   SH         Sole              12,675
MAYTAG                      COM  578592107     321      9,925   SH         Sole               9,925
MEDIA GENERAL               COM  584404107   1,015     27,895   SH         Sole              27,895
MERCK & CO. INC.            COM  589331107     213      2,270   SH         Sole               2,270
MERRILL LYNCH & CO. INC.    COM  590188108   1,306     19,150   SH         Sole              19,150
MORGAN STANLEY DEAN WITTER  COM  617446448   1,318     16,630   SH         Sole              16,630
NAVISTAR                    COM  63934E108   1,242     47,425   SH         Sole              47,425
NEW YORK TIMES CO. CL A     COM  650111107   9,948    248,306   SH         Sole             248,306
PFIZER INC.                 COM  717081103     265      5,750   SH         Sole               5,750
PHARMOS CORP.               COM  717139208      24     15,000   SH         Sole              15,000
SAFEWAY INC. NEW            COM  786514208   4,444     71,098   SH         Sole              71,098
SBC COMMUN INC.             COM  78387G103     217      4,539   SH         Sole               4,539
SCHWAB CHARLES CP NEW       COM  808513105     607     21,375   SH         Sole              21,375
SOUTHWEST AIRLS CO.         COM  844741108   3,725    111,094   SH         Sole             111,094
SUN LIFE FINANCIAL
 SERVICES CD                COM  866796105     251      9,409   SH         Sole               9,409
TRIBUNE CO. NEW             COM  896047107   6,136    145,227   SH         Sole             145,227
UNISYS                      COM  909214108     766     52,375   SH         Sole              52,375
VERIZON COMMUNICATIONS      COM  92343V104     389      7,759   SH         Sole               7,759
WASHINGTON POST             COM  939640108  10,196     16,528   SH         Sole              16,528
WEIS MKTS INC.              COM  948849104     287      7,500   SH         Sole               7,500

REPORT SUMMARY              42             164,047



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